UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-6083

Name of Registrant: Vanguard Ohio Tax- Free Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: November 30th

Date of reporting period: February 28, 2011

Item 1: Schedule of Investments

Vanguard Ohio Tax-Exempt Money Market Fund

Schedule of Investments
As of February 28, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.5%)
Ohio (95.4%)
Akron OH BAN	1.125%	12/8/11	3,000	3,012
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) VRDO	0.190%	3/1/11 LOC	850	850
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) VRDO	0.190%	3/1/11 LOC	4,850	4,850
1 American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project) TOB
VRDO	0.310%	3/7/11 (12)	9,315	9,315
1 American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project) TOB
VRDO	0.310%	3/7/11 (12)	7,800	7,800
Avon OH BAN	1.500%	5/11/11	2,840	2,845
Avon OH BAN	1.250%	7/21/11	2,845	2,852
Avon OH Local School District BAN	1.125%	12/14/11	1,255	1,259
Beachwood OH BAN	1.500%	8/11/11	3,000	3,011
Butler County OH BAN	0.650%	8/4/11	4,500	4,500
1 Cincinnati OH City School District GO TOB
VRDO	0.260%	3/7/11	12,365	12,365
Cincinnati OH Water System Revenue	5.500%	6/1/11 (Prere.)	1,380	1,398
Cleveland OH Airport System Revenue VRDO	0.260%	3/7/11 LOC	6,170	6,170
Cleveland OH Water BAN	2.000%	7/28/11	4,000	4,020
1 Cleveland OH Water Works Revenue TOB
VRDO	0.260%	3/7/11	10,150	10,150
Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)
VRDO	0.240%	3/7/11	7,300	7,300
Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)
VRDO	0.240%	3/7/11	11,300	11,300
Cleveland-Cuyahoga County OH Port Authority
Revenue (Euclid Avenue Housing Corp.
Project) VRDO	0.230%	3/7/11 LOC	2,750	2,750
Columbus OH City School District BAN	2.000%	12/1/11	3,000	3,035
1 Columbus OH City School District School
Facilities Construction & Improvement GO
TOB VRDO	0.290%	3/7/11 LOC	10,230	10,230
Columbus OH GO	5.000%	9/1/11	5,000	5,116
1 Columbus OH GO TOB VRDO	0.260%	3/7/11	4,360	4,360
Columbus OH Regional Airport Authority Airport
Revenue (Oasbo Expanded Asset Program)
VRDO	0.260%	3/7/11 LOC	3,700	3,700
Columbus OH Regional Airport Authority Airport
Revenue (Oasbo Expanded Asset Program)
VRDO	0.260%	3/7/11 LOC	21,335	21,335
Columbus OH Regional Airport Authority Airport
Revenue (Oasbo Expanded Asset Program)
VRDO	0.260%	3/7/11 LOC	6,380	6,380
1 Columbus OH Regional Airport Authority Airport
Revenue TOB VRDO	0.260%	3/7/11 LOC	3,435	3,435

1 Columbus OH Sewer Revenue TOB VRDO	0.250%	3/7/11	4,975	4,975
Columbus OH Sewer Revenue VRDO	0.230%	3/7/11	6,530	6,530
Cuyahoga County OH BAN	1.500%	5/12/11	5,000	5,006
Cuyahoga County OH GO	5.000%	12/1/11	2,875	2,973
Cuyahoga County OH Housing Revenue VRDO	0.220%	3/7/11 LOC	6,935	6,935
Cuyahoga Falls OH BAN	1.250%	12/8/11	2,880	2,890
Deerfield Township OH BAN	1.500%	11/8/11	2,250	2,263
Franklin County OH Hospital Facilities Revenue
(Doctors OhioHealth Corp.) VRDO	0.250%	3/7/11 LOC	15,080	15,080
Franklin County OH Hospital Facilities Revenue
(Holy Cross Health System) VRDO	0.250%	3/7/11	5,500	5,500
1 Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) VRDO	0.250%	3/7/11	4,000	4,000
1 Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) VRDO	0.250%	3/7/11	3,000	3,000
Franklin County OH Hospital Revenue
(Nationwide Children's Hospital Project)
VRDO	0.260%	3/7/11	2,700	2,700
Green City OH BAN	1.500%	7/7/11	5,750	5,768
Hamilton County OH Health Care Facilities
Revenue (The Children's Home of Cincinnati)
VRDO	0.260%	3/7/11 LOC	3,450	3,450
Hamilton County OH Sewer System Revenue	5.250%	12/1/11 (Prere.)	1,355	1,404
Hamilton County OH Sewer System Revenue	5.250%	12/1/11 (Prere.)	1,000	1,037
Jackson OH City School District GO	5.250%	6/1/11 (Prere.)	3,000	3,036
Kent OH BAN	1.250%	10/12/11	1,270	1,274
Lake County OH BAN	1.500%	7/6/11	2,500	2,507
Lake County OH BAN	1.000%	8/4/11	1,450	1,453
1 Lakewood OH City School District GO TOB
VRDO	0.310%	3/7/11 (4)	3,825	3,825
Lancaster Port Authority Ohio Gas Revenue
VRDO	0.260%	3/7/11	34,640	34,640
Lorain County OH BAN	2.000%	3/18/11	1,700	1,701
Lorain County OH BAN	1.500%	3/21/11	2,625	2,626
1 Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) TOB VRDO	0.260%	3/7/11 (4)	10,200	10,200
1 Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) TOB VRDO	0.360%	3/7/11 (4)	10,500	10,500
1 Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) TOB VRDO	0.360%	3/7/11 (4)	10,000	10,000
Lorain County OH Hospital Facilities Revenue
(EMH Regional Medical Center) VRDO	0.260%	3/7/11 LOC	5,670	5,670
Lorain County OH Hospital Facilities Revenue
(EMH Regional Medical Center) VRDO	0.260%	3/7/11 LOC	4,300	4,300
Lorain County OH Port Authority Educational
Facilities Revenue (St. Ignatius High School
Project) VRDO	0.250%	3/7/11 LOC	1,845	1,845
Mason OH BAN	1.250%	3/10/11	2,000	2,001
2 Mason OH BAN	1.500%	6/29/11	2,000	2,007
Mason OH City School District BAN	2.000%	2/1/12	2,600	2,636
Miami University of Ohio General Receipts
Revenue	2.000%	9/1/11	2,925	2,947
Miamisburg OH City School District BAN	1.500%	7/20/11	3,000	3,009
1 Montgomery County OH Revenue (Catholic
Health Initiatives) TOB VRDO	0.260%	3/7/11	5,300	5,300
1 Montgomery County OH Revenue (Catholic
Health Initiatives) TOB VRDO	0.270%	3/7/11	5,235	5,235

1 Montgomery County OH Revenue (Catholic
Health Initiatives) TOB VRDO	0.310%	3/7/11 (4)	4,995	4,995
1 Montgomery County OH Revenue (Catholic
Health Initiatives) TOB VRDO	0.310%	3/7/11 (4)	6,970	6,970
Montgomery County OH Revenue (Catholic
Health Initiatives) VRDO	0.230%	3/7/11	11,300	11,300
Muskingum County OH Hospital Facilities
Revenue (Genesis Healthcare System
Project) VRDO	0.250%	3/7/11 LOC	9,935	9,935
1 Ohio Air Quality Development Authority
Revenue (Dayton Power & Light Co. Project)
TOB VRDO	0.320%	3/7/11 (13)	8,000	8,000
Ohio Air Quality Development Authority
Revenue (Dayton Power & Light Co. Project)
VRDO	0.260%	3/7/11 LOC	6,500	6,500
1 Ohio Air Quality Development Authority
Revenue (FirstEnergy Generation Corp.
Project) TOB VRDO	0.260%	3/7/11	4,995	4,995
Ohio Air Quality Development Authority
Revenue (Ohio Valley Electric Corp. Project)
VRDO	0.230%	3/7/11 LOC	4,000	4,000
Ohio Air Quality Development Authority
Revenue (Ohio Valley Electric Corp. Project)
VRDO	0.230%	3/7/11 LOC	10,650	10,650
Ohio Building Authority Revenue (Facilities Art
Building)	5.500%	4/1/11 (Prere.)	1,585	1,592
Ohio Building Authority Revenue (Facilities Art
Building)	5.500%	4/1/11 (Prere.)	1,500	1,507
Ohio Building Authority Revenue (Facilities
Highway Safety Building Fund)	5.500%	10/1/11 (Prere.)	1,305	1,344
Ohio Building Authority Revenue (Facilities
Highway Safety Building Fund)	5.500%	10/1/11 (Prere.)	1,380	1,421
Ohio Common Schools GO VRDO	0.220%	3/7/11	17,805	17,805
Ohio GO	5.000%	9/15/11	5,715	5,858
Ohio GO VRDO	0.200%	3/7/11	3,000	3,000
Ohio GO VRDO	0.200%	3/7/11	2,000	2,000
Ohio GO VRDO	0.220%	3/7/11	1,900	1,900
Ohio Higher Education Capital Facilities
Revenue	5.000%	8/1/11	1,000	1,019
1 Ohio Higher Education GO TOB VRDO	0.250%	3/7/11	11,355	11,355
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project) CP	0.340%	4/6/11	5,000	5,000
1 Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) TOB VRDO	0.260%	3/7/11	6,225	6,225
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	0.170%	3/1/11	3,200	3,200
Ohio Higher Educational Facility Commission
Revenue (Marietta College Project) VRDO	0.270%	3/7/11 LOC	3,200	3,200
Ohio Higher Educational Facility Commission
Revenue (Oberlin College Project) VRDO	0.250%	3/7/11	3,500	3,500
Ohio Higher Educational Facility Commission
Revenue (Ohio Northern University Project)
VRDO	0.320%	3/7/11 LOC	3,200	3,200

1 Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project) TOB
VRDO	0.250%	3/7/11 LOC	6,255	6,255
Ohio Higher Educational Facility Commission
Revenue (Xavier University Project) VRDO	0.230%	3/7/11 LOC	3,310	3,310
Ohio Higher Educational Facility Commission
Revenue (Xavier University Project) VRDO	0.230%	3/7/11 LOC	600	600
1 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.220%	3/1/11	1,070	1,070
1 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.220%	3/1/11	165	165
1 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.260%	3/7/11	6,745	6,745
1 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.260%	3/7/11	4,395	4,395
1 Ohio Hospital Revenue (University Hospitals
Health System Inc.) TOB VRDO	0.330%	3/7/11 (13)	5,000	5,000
1 Ohio Housing Finance Agency Residential
Mortgage Revenue TOB VRDO	0.330%	3/7/11	3,205	3,205
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.250%	3/7/11	13,000	13,000
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.260%	3/7/11	12,400	12,400
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.260%	3/7/11	9,040	9,040
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.260%	3/7/11	3,500	3,500
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.260%	3/7/11	11,530	11,530
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.260%	3/7/11	7,500	7,500
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.280%	3/7/11	5,000	5,000
Ohio Infrastructure Improvement GO VRDO	0.200%	3/7/11	4,300	4,300
Ohio State University CP	0.330%	3/8/11	8,200	8,200
Ohio State University CP	0.360%	7/12/11	6,000	6,000
Ohio State University CP	0.360%	7/14/11	11,045	11,045
Ohio State University General Receipts
Revenue VRDO	0.220%	3/7/11	7,675	7,675
Ohio State University General Receipts
Revenue VRDO	0.230%	3/7/11	1,500	1,500
1 Ohio Turnpike Commission Turnpike Revenue
TOB VRDO	0.260%	3/7/11	15,615	15,615
Ohio Water Development Authority Pollution
Control Revenue (FirstEnergy Nuclear
Generation Corp. Project) VRDO	0.210%	3/1/11 LOC	15,550	15,550
Ohio Water Development Authority Pollution
Control Revenue (FirstEnergy Nuclear
Generation Corp. Project) VRDO	0.210%	3/1/11 LOC	2,500	2,500
1 Olentangy OH School District GO TOB VRDO	0.250%	3/7/11 LOC	4,855	4,855
Oregon OH BAN	2.000%	9/7/11	3,630	3,654
Pickerington OH Local School District (School
Facilities Construction & Improvement) GO	5.000%	12/1/11 (Prere.)	7,000	7,242
South Euclid OH BAN	1.500%	9/28/11	1,750	1,760
Strongsville OH BAN	1.500%	11/3/11	2,500	2,517
Toledo-Lucas County OH Port Authority Airport
Development Revenue (FlightSafety
International Inc.)VRDO	0.250%	3/7/11	5,500	5,500

University of Cincinnati Ohio General Receipts
BAN	1.500%	5/12/11	4,000	4,000
University of Cincinnati Ohio General Receipts
BAN	2.000%	12/16/11	6,900	6,982
University of Toledo Ohio General Receipts
Revenue	5.250%	6/1/11 (Prere.)	1,080	1,093
University of Toledo Ohio General Receipts
Revenue VRDO	0.240%	3/1/11 LOC	17,460	17,460
Upper Arlington OH City School District TAN	1.000%	6/23/11	1,475	1,476
Warren OH Health Care Facilities Improvement
Revenue (Otterbein Homes Project) VRDO	0.230%	3/7/11 LOC	3,385	3,385
Warren OH Health Care Facilities Improvement
Revenue (Otterbein Homes Project) VRDO	0.230%	3/7/11 LOC	3,720	3,720
Westerville OH City School District GO	5.500%	6/1/11 (Prere.)	1,225	1,241
Westlake OH BAN	1.250%	4/21/11	4,275	4,280
				718,297
Puerto Rico (5.1%)
Puerto Rico Public Finance Corp. Revenue	5.500%	2/1/12 (Prere.)	5,000	5,227
Puerto Rico Public Finance Corp. Revenue	5.500%	2/1/12 (Prere.)	1,000	1,046
1 Puerto Rico Sales Tax Financing Corp. Revenue
TOB VRDO	0.260%	3/7/11	24,400	24,400
1 Puerto Rico Sales Tax Financing Corp. Revenue
TOB VRDO	0.310%	3/7/11	7,875	7,875
				38,548
Total Tax-Exempt Municipal Bonds (Cost $756,845)				756,845
Total Investments (100.5%) (Cost $756,845)				756,845
Other Assets and Liabilities-Net (-0.5%)				(3,941)
Net Assets (100%)				752,904

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2011, the aggregate value of these securities was $236,810,000, representing 31.5% of net assets.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2011.

Key to Abbreviations

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.

Ohio Tax-Exempt Money Market Fund

TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) Berkshire Hathaway Assurance Corp.
(14) National Public Finance Guarantee Corp.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At February 28, 2011, 100% of the fund's investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard Ohio Long-Term Tax-Exempt Fund

Schedule of Investments
As of February 28, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.8%)
Ohio (98.5%)
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Akron General
Health System) VRDO	0.250%	3/7/11 LOC	6,900	6,900
Akron OH GO	5.500%	12/1/11 (Prere.)	1,315	1,365
Akron OH Income Tax Revenue (Community
Learning Centers)	5.000%	12/1/27 (14)	6,300	6,229
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.250%	9/1/27	4,000	4,072
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	6/1/38	9,625	8,784
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) VRDO	0.190%	3/1/11 LOC	1,250	1,250
American Municipal Power Ohio Inc. Revenue
(Electricity Purchase)	5.000%	2/1/13	3,000	3,171
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.000%	2/15/23	4,000	4,091
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.000%	2/15/24	1,215	1,230
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.000%	2/15/38	18,600	17,625
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.750%	2/15/39 (12)	4,500	4,566
Amherst OH Exempt Village School District GO	5.750%	12/1/11 (Prere.)	1,300	1,352
Amherst OH Exempt Village School District GO	5.750%	12/1/11 (Prere.)	1,300	1,352
Bowling Green State University Ohio Student
Housing Revenue (CFP I LLC - State
University Project)	5.750%	6/1/31	2,000	1,834
Bowling Green State University Ohio Student
Housing Revenue (CFP I LLC - State
University Project)	6.000%	6/1/45	2,000	1,805
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	5.125%	6/1/24	5,410	4,044
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	5.875%	6/1/30	1,325	953
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	5.750%	6/1/34	2,500	1,710
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	6.000%	6/1/42	2,750	1,887
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	5.875%	6/1/47	5,760	3,820
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	6.500%	6/1/47	2,500	1,818
Butler County OH GO	5.250%	12/1/12 (Prere.)	1,655	1,805
Butler County OH GO	5.250%	12/1/12 (Prere.)	1,570	1,713
Butler County OH Hospital Facilities Revenue
(Cincinnati Children's Hospital Medical Center
Project)	5.000%	5/15/31 (14)	5,000	4,611
Butler County OH Hospital Facilities Revenue
(UC Health)	5.250%	11/1/29	2,500	2,182

Butler County OH Hospital Facilities Revenue
(UC Health)	5.500%	11/1/40	2,500	2,093
Butler County OH Waterworks Revenue	5.250%	12/1/21 (2)	4,000	4,291
Canal Winchester OH Local School District GO	5.500%	12/1/11 (Prere.)	1,080	1,121
Canal Winchester OH Local School District GO	5.500%	12/1/11 (Prere.)	950	986
Canal Winchester OH Local School District GO	5.500%	12/1/11 (Prere.)	805	836
Canal Winchester OH Local School District GO	5.000%	6/1/15 (Prere.)	3,030	3,434
Cincinnati OH City School District COP	5.000%	12/15/23 (4)	1,620	1,702
Cincinnati OH City School District COP	5.000%	12/15/32 (4)	8,000	8,015
Cincinnati OH City School District GO	5.250%	6/1/27	5,550	5,879
Cincinnati OH City School District GO	5.250%	12/1/28 (14)	4,000	4,283
Cincinnati OH City School District GO	5.250%	12/1/30 (14)	3,705	3,940
Cincinnati OH City School District GO	5.250%	12/1/31 (14)	3,000	3,168
1 Cincinnati OH City School District GO TOB
VRDO	0.400%	3/7/11 LOC	2,785	2,785
1 Cincinnati OH City School District GO TOB
VRDO	0.400%	3/7/11 LOC	2,280	2,280
Cincinnati OH Economic Development Revenue
(Baldwin 300 Project)	4.875%	11/1/38	7,870	7,112
Cleveland OH GO	5.000%	10/1/21 (2)	2,920	3,069
Cleveland OH GO	5.500%	10/1/22 (2)	3,870	4,383
Cleveland OH Income Tax Revenue	5.000%	10/1/29 (12)	7,180	7,261
Cleveland OH Public Power System Revenue	5.000%	11/15/28 (14)	1,250	1,257
Cleveland OH Public Power System Revenue	0.000%	11/15/33 (14)	6,895	1,749
Cleveland OH State University Revenue	5.250%	6/1/19 (14)	2,825	3,000
Cleveland OH State University Revenue	5.000%	6/1/30 (14)	3,000	3,001
Cleveland OH Water Works Revenue	5.500%	1/1/21 (14)	9,635	10,994
Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)	5.000%	10/1/18	6,000	6,693
Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)	5.000%	10/1/19	6,000	6,657
Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)
VRDO	0.240%	3/7/11	2,700	2,700
Columbus OH City School District GO	4.500%	12/1/29	3,000	2,868
Columbus OH City School District GO	4.750%	12/1/33	7,000	6,699
Columbus OH City School District School
Facilities Construction & Improvement GO	5.000%	12/1/22	1,545	1,693
2 Columbus OH GO	5.000%	6/1/18	8,000	9,294
Columbus OH GO	5.000%	6/1/19	8,000	9,295
Columbus OH Sewer Revenue	5.000%	6/1/28	4,005	4,163
Cuyahoga County OH Economic Development
Revenue (Med Mart/Convention Center
Project)	5.000%	12/1/19	7,000	7,816
Cuyahoga County OH Economic Development
Revenue (Med Mart/Convention Center
Project)	5.000%	12/1/24	4,000	4,177
Cuyahoga County OH Revenue (Cleveland
Clinic Health System Obligated Group)	6.000%	1/1/32	10,000	10,070
Cuyahoga County OH Revenue (Cleveland
Clinic Health System Obligated Group) VRDO	3.002%	3/1/11	2,800	2,800
Cuyahoga County OH Revenue (Cleveland
Clinic Health System Obligated Group) VRDO	3.750%	3/1/11	2,180	2,180
Erie County OH Hospital Facilities Revenue
(Firelands Regional Medical Center)	5.500%	8/15/22	1,750	1,723
Erie County OH Hospital Facilities Revenue
(Firelands Regional Medical Center)	5.250%	8/15/46	9,080	7,161

Fairborn OH City School District School
Improvement GO	5.500%	12/1/16 (14)	1,840	1,904
Fairborn OH City School District School
Improvement GO	5.375%	12/1/20 (14)	1,200	1,239
Fairfield County OH Hospital Facilities Revenue
(Lancaster-Fairfield Community Hospital)	5.375%	6/15/15 (14)	3,000	3,105
Franklin County OH Health Care Facilities
Improvement Revenue (Ohio Presbyterian
Retirement Services Project)	5.625%	7/1/26	2,750	2,638
Franklin County OH Hospital Improvement
Revenue (Nationwide Children's Hospital
Project)	4.750%	11/1/28	1,500	1,413
Franklin County OH Hospital Improvement
Revenue (Nationwide Children's Hospital
Project)	5.000%	11/1/34	1,500	1,379
Franklin County OH Hospital Revenue
(Nationwide Children's Hospital Project)
VRDO	0.240%	3/7/11	4,100	4,100
Franklin County OH Revenue (Trinity Health
Credit Group)	5.000%	6/1/19	4,035	4,238
Franklin County OH Revenue (Trinity Health
Credit Group)	5.000%	6/1/21	4,465	4,601
Gallia County OH Hospital Facilities Revenue
(Holzer Medical Center Project)	5.125%	10/1/13 (2)	2,000	2,003
Gallia County OH Local School District GO	5.000%	12/1/30 (4)	5,000	4,938
Gallia County OH Local School District GO	5.000%	12/1/33 (4)	3,500	3,326
Gallipolis OH City School District (School
Facilities Construction & Improvement) GO	5.000%	12/1/30 (14)	4,040	4,045
Garfield Heights OH City School District School
Improvement GO	5.500%	12/15/11 (Prere.)	1,640	1,707
Greene County OH Hospital Facilities Revenue
(Kettering Health Network Obligated Group
Project)	5.375%	4/1/34	2,500	2,412
Greene County OH Hospital Facilities Revenue
(Kettering Health Network Obligated Group
Project)	5.500%	4/1/39	2,500	2,407
Greene County OH Sewer System Revenue	5.000%	12/1/22 (4)	4,470	4,700
Greene County OH Sewer System Revenue	5.000%	12/1/23 (4)	4,695	4,886
Hamilton County OH Convention Center
Facilities Authority Revenue	5.250%	12/1/20 (14)	1,185	1,282
Hamilton County OH Convention Center
Facilities Authority Revenue	5.250%	12/1/21 (14)	1,245	1,336
Hamilton County OH Convention Center
Facilities Authority Revenue	5.250%	12/1/23 (14)	1,380	1,487
Hamilton County OH Convention Center
Facilities Authority Revenue	5.250%	12/1/24 (14)	185	199
Hamilton County OH Economic Development
Revenue (King Highland Community Urban
Redevelopment Corp. - University of
Cincinnati Lessee Project)	5.250%	6/1/28 (14)	7,290	7,430
Hamilton County OH Hospital Facilities Revenue
(Cincinnati Children's Hospital)	5.500%	5/15/19 (14)	2,865	2,968
Hamilton County OH Hospital Facilities Revenue
(Cincinnati Children's Hospital)	5.500%	5/15/20 (14)	3,020	3,118
Hamilton County OH Sales Tax Revenue	5.000%	12/1/25 (2)	5,000	5,065
Hamilton County OH Sales Tax Revenue	5.000%	12/1/26 (2)	5,000	5,037
Hamilton County OH Sales Tax Revenue	5.000%	12/1/32 (4)	9,900	9,770
Hamilton County OH Sewer System Revenue	5.000%	12/1/31 (14)	5,300	5,366

Hamilton OH City School District GO	5.000%	12/1/28 (4)	5,000	5,048
Hamilton OH City School District GO	5.000%	12/1/34 (4)	2,250	2,192
Highland OH Local School District School
Improvement GO	5.750%	12/1/11 (Prere.)	1,510	1,572
Hilliard OH School District GO	5.250%	12/1/16 (14)	2,000	2,088
Hilliard OH School District GO	5.000%	12/1/27 (14)	2,895	2,900
Huron County OH Hospital Facilities
Improvement Revenue (Fisher-Titus Medical
Center)	5.250%	12/1/37	4,825	4,345
Indian Hill OH Exempt Village School District
Hamilton County GO	5.500%	12/1/11 (Prere.)	1,295	1,346
Logan Hocking OH Local School District GO	5.500%	12/1/11 (Prere.)	1,675	1,740
Lorain County OH GO	5.500%	12/1/12 (Prere.)	1,500	1,627
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	4/1/15 (4)	5,200	5,629
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.400%	10/1/21	4,000	4,088
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	4/1/33 (4)	5,000	4,694
1 Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) TOB VRDO	0.360%	3/7/11 (4)	2,780	2,780
Lucas County OH GO	5.000%	10/1/40	1,500	1,468
Lucas County OH Hospital Revenue	5.000%	11/15/38	5,000	4,408
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.625%	11/15/15 (2)	2,500	2,518
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.625%	11/15/17 (2)	2,075	2,089
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	6.500%	11/15/37	2,000	2,117
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	6.000%	11/15/41	2,000	2,006
Mad River OH Local School District GO	5.750%	12/1/12 (Prere.)	1,195	1,303
Marysville OH Exempt Village School District
COP	5.250%	6/1/15 (Prere.)	2,095	2,426
Marysville OH Exempt Village School District
COP	5.250%	6/1/15 (Prere.)	2,035	2,356
Marysville OH Exempt Village School District
COP	5.250%	6/1/15 (Prere.)	2,140	2,478
Marysville OH Wastewater Treatment System
Revenue	5.000%	12/1/31 (10)	2,720	2,618
Medina OH School District COP	5.250%	12/1/37 (12)	7,210	7,222
Miami University of Ohio General Receipts
Revenue	5.250%	12/1/20 (2)	2,000	2,137
Middletown OH City School District GO	5.000%	12/1/23 (4)	5,345	5,607
Milford OH Exempt Village School District
School Improvement GO	6.000%	12/1/11 (Prere.)	1,425	1,486
Milford OH Exempt Village School District
School Improvement GO	6.000%	12/1/11 (Prere.)	1,600	1,668
Montgomery County OH Revenue (Catholic
Health Initiatives)	5.000%	5/1/30	7,630	7,392
Montgomery County OH Revenue (Catholic
Health Initiatives)	5.000%	5/1/39	5,000	4,610
Montgomery County OH Revenue (Catholic
Health Initiatives)	5.000%	10/1/41 (4)	5,000	4,577
1 Montgomery County OH Revenue (Catholic
Health Initiatives) TOB VRDO	0.260%	3/7/11	2,400	2,400
New Albany Plain OH Local School District GO	5.500%	6/1/12 (Prere.)	500	531
New Albany Plain OH Local School District GO	5.500%	12/1/17 (3)	675	706

Nordonia Hills OH Local School District GO	0.000%	12/1/11 (2)	1,200	1,191
Ohio Air Quality Development Authority Pollution
Control Revenue (FirstEnergy Generation
Corp. Project)	5.625%	6/1/18	7,000	7,460
Ohio Air Quality Development Authority Pollution
Control Revenue (FirstEnergy Generation
Corp. Project) PUT	5.875%	6/1/16 (14)	6,000	6,453
Ohio Air Quality Development Authority
Revenue (Columbus Southern Power Co.
Project)	5.800%	12/1/38	2,000	2,013
Ohio Air Quality Development Authority
Revenue (Columbus Southern Power Co.
Project) PUT	3.875%	6/1/14	3,000	3,039
Ohio Air Quality Development Authority
Revenue (FirstEnergy Generation Corp.
Project)	5.700%	8/1/20	6,000	6,185
Ohio Air Quality Development Authority
Revenue (Ohio Power Co. Project) PUT	3.250%	6/2/14	7,000	7,052
Ohio Building Authority Revenue (Administration
Building Fund)	5.000%	10/1/23	2,000	2,126
Ohio Building Authority Revenue (Highway
Safety Building)	5.000%	10/1/17	1,040	1,176
Ohio Building Authority Revenue (Highway
Safety Building)	5.000%	10/1/20	1,265	1,408
Ohio Common Schools GO	5.000%	6/15/24	8,000	8,296
Ohio Conservation Projects GO	5.000%	9/1/19	3,880	4,438
Ohio GO	5.000%	8/1/14	3,000	3,351
Ohio GO	5.500%	11/1/14	4,185	4,771
Ohio GO	5.000%	9/15/15	3,695	4,187
Ohio GO	5.000%	9/15/18	5,000	5,754
Ohio GO	5.000%	8/1/19	6,000	6,864
Ohio GO	5.000%	9/15/19	5,000	5,743
Ohio GO	5.500%	9/15/19	4,150	4,901
Ohio GO	5.000%	8/1/20	2,870	3,284
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project)	5.250%	12/1/26 (14)	3,520	3,853
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project)	5.000%	12/1/27 (2)	2,115	2,091
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group)	5.125%	1/1/28	5,000	4,947
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group)	5.250%	1/1/29	5,000	4,982
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group)	5.500%	1/1/43	1,460	1,436
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	0.170%	3/1/11	3,255	3,255
Ohio Higher Educational Facility Commission
Revenue (Denison University Project)	5.500%	11/1/11 (Prere.)	1,000	1,045
Ohio Higher Educational Facility Commission
Revenue (Denison University Project)	5.000%	11/1/26	1,815	1,885
Ohio Higher Educational Facility Commission
Revenue (Denison University Project)	5.000%	11/1/32	1,000	1,018

Ohio Higher Educational Facility Commission
Revenue (John Carroll University Project)	5.000%	4/1/32	3,415	3,175
Ohio Higher Educational Facility Commission
Revenue (Kenyon College Project)	5.000%	7/1/41	4,500	4,182
Ohio Higher Educational Facility Commission
Revenue (Kenyon College Project)	5.000%	7/1/44	3,500	3,131
Ohio Higher Educational Facility Commission
Revenue (Oberlin College Project)	5.000%	10/1/33	5,000	5,017
Ohio Higher Educational Facility Commission
Revenue (Ohio Northern University Project)	5.000%	5/1/26	5,025	4,998
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.375%	12/1/16 (2)	1,795	1,833
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.500%	12/1/24	2,000	2,115
Ohio Higher Educational Facility Commission
Revenue (Xavier University Project)	5.750%	5/1/28	5,000	5,246
Ohio Hospital Facilities Revenue (Summa
Health System)	5.750%	11/15/35	1,500	1,357
Ohio Hospital Facilities Revenue (Summa
Health System)	5.750%	11/15/40	6,500	5,791
Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	5.500%	1/1/39	6,500	6,499
1 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.220%	3/1/11	285	285
1 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.220%	3/1/11	9,165	9,165
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	5.000%	1/15/17	1,000	1,055
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	6.750%	1/15/39	5,000	5,133
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	5.250%	1/15/46	20,500	17,967
Ohio Hospital Revenue (University Hospitals
Health System Inc.) PUT	3.750%	1/15/13	5,000	5,147
Ohio Housing Finance Agency Residential
Mortgage Revenue	5.250%	9/1/28	1,810	1,836
Ohio Housing Finance Agency Residential
Mortgage Revenue	6.200%	9/1/33	4,770	4,870
Ohio Housing Finance Agency Single Family
Mortgage Revenue	4.000%	11/1/25	1,000	926
Ohio Housing Finance Agency Single Family
Mortgage Revenue	4.125%	11/1/28	1,000	899
Ohio Infrastructure Improvement GO	5.000%	8/1/16	9,570	10,936
Ohio Infrastructure Improvement GO	5.000%	8/1/18	3,450	3,976
Ohio Major New State Infrastructure Project
Revenue	5.000%	6/15/16 (4)	5,000	5,691
Ohio Mental Health Capital Facilities Revenue	5.000%	8/1/12 (2)	1,000	1,056
Ohio State University General Receipts
Revenue	5.250%	6/1/13 (Prere.)	2,455	2,688
Ohio State University General Receipts
Revenue	5.000%	12/1/16	5,365	6,131
Ohio State University General Receipts
Revenue	5.000%	12/1/17	10,000	11,438
Ohio State University General Receipts
Revenue	5.000%	12/1/19	1,600	1,803
Ohio State University General Receipts
Revenue	5.250%	6/1/23	545	579

Ohio State University General Receipts
Revenue	5.000%	12/1/26	2,500	2,613
Ohio Turnpike Commission Turnpike Revenue	5.500%	2/15/24 (14)	5,000	5,433
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/26	3,000	3,089
Ohio Turnpike Commission Turnpike Revenue	5.250%	2/15/27	2,000	2,129
Ohio Water Dev. Auth. PCR	5.500%	6/1/21	5,135	6,154
Ohio Water Development Authority Fresh Water
Revenue	5.000%	12/1/19	2,115	2,442
Ohio Water Development Authority Fresh Water
Revenue	5.500%	6/1/23	1,225	1,442
Ohio Water Development Authority Fresh Water
Revenue	5.500%	12/1/23	1,115	1,316
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/14 (Prere.)	1,940	2,176
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/19	1,695	1,965
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.250%	6/1/20	3,180	3,749
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/21	520	566
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.500%	6/1/22	1,505	1,804
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.500%	6/1/23	2,155	2,585
Olentangy OH Local School District GO	5.500%	6/1/12 (Prere.)	1,200	1,273
Olentangy OH Local School District GO	5.500%	12/1/16 (4)	30	32
Olentangy OH Local School District GO	5.000%	12/1/30 (4)	3,765	3,836
Olentangy OH Local School District School
Facilities Construction & Improvement GO	5.250%	6/1/14 (Prere.)	1,400	1,587
Olentangy OH Local School District School
Facilities Construction & Improvement GO	5.500%	6/1/14 (Prere.)	2,750	3,138
Richland County OH GO	6.950%	12/1/11 (2)	160	161
Richland County OH GO	5.400%	12/1/15 (2)	1,120	1,125
Rocky River OH City School District GO	5.375%	12/1/17	2,200	2,453
Ross County OH Hospital Facilities Revenue
(Adena Health System)	5.750%	12/1/35	10,000	9,805
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.500%	2/15/28	9,000	8,806
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.750%	2/15/38	5,000	4,853
Sugarcreek OH Local School District GO	5.250%	12/1/13 (Prere.)	1,215	1,357
Summit County OH Sanitary Sewer System
Improvement GO	5.500%	12/1/11 (Prere.)	1,015	1,064
Tallmadge OH City School District GO	5.000%	12/1/28 (4)	3,030	3,075
Teays Valley OH Local School District GO	5.000%	12/1/27 (14)	3,040	3,134
Tri Valley OH Local School District GO	5.500%	12/1/16 (14)	1,255	1,423
Tri Valley OH Local School District GO	5.500%	12/1/19 (14)	1,785	2,009
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/26 (4)	6,980	7,114
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/29 (4)	2,000	2,000
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/33 (4)	2,000	1,963
University of Cincinnati Ohio General Receipts
Revenue	5.750%	6/1/11 (Prere.)	1,285	1,316
University of Cincinnati Ohio General Receipts
Revenue	5.750%	6/1/11 (Prere.)	1,500	1,536

University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/20	1,000	1,108
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/21	1,000	1,093
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/25	500	512
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/26	500	508
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/28 (14)	5,000	5,045
University of Toledo Ohio General Receipts
Revenue	5.000%	6/1/19	2,805	3,068
University of Toledo Ohio General Receipts
Revenue VRDO	0.240%	3/1/11 LOC	800	800
Woodridge OH School District GO	6.800%	12/1/14 (2)	1,245	1,364
Wooster OH School District GO	0.000%	12/1/11 (4)	2,315	2,297
				830,515
Puerto Rico (2.1%)
Puerto Rico GO	5.500%	7/1/20 (14)	1,600	1,645
Puerto Rico GO	5.500%	7/1/29	1,500	1,451
Puerto Rico GO	5.000%	7/1/34	740	636
Puerto Rico Highway & Transportation Authority
Revenue	5.500%	7/1/14 (Prere.)	3,400	3,874
Puerto Rico Municipal Finance Agency GO	5.250%	8/1/20 (4)	2,500	2,525
Puerto Rico Public Finance Corp. Revenue	5.500%	2/1/12 (Prere.)	3,005	3,144
Puerto Rico Public Finance Corp. Revenue	5.500%	2/1/12 (Prere.)	995	1,041
Puerto Rico Public Finance Corp. Revenue	6.000%	8/1/26 (ETM)	305	376
Puerto Rico Sales Tax Financing Corp. Revenue	6.500%	8/1/44	2,500	2,598
				17,290
Virgin Islands (0.2%)
Virgin Islands Public Finance Authority Revenue	5.250%	10/1/17	2,000	2,082

Total Tax-Exempt Municipal Bonds (Cost $857,665)				849,887
Total Investments (100.8%) (Cost $857,665)				849,887
Other Assets and Liabilities-Net (-0.8%)				(6,712)
Net Assets (100%)				843,175

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2011, the aggregate value of these securities was $19,695,000, representing 2.3% of net assets.
2 Securities with a value of $813,000 have been segregated as initial margin for open futures contracts.

Key to Abbreviations

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.

Ohio Long-Term Tax-Exempt Fund

PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) Berkshire Hathaway Assurance Corp.
(14) National Public Finance Guarantee Corp.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

Ohio Long-Term Tax-Exempt Fund

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of February 28, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	849,887	—
Futures Contracts—Assets[1]	2	—	—
Futures Contracts—Liabilities[1]	(52)	—	—
Total	(50)	849,887	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At February 28, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
2-Year United States Treasury Note	June 2011	(52)	(11,351)	(19)
5-Year United States Treasury Note	June 2011	(107)	(12,512)	(34)
10-Year United States Treasury Note	June 2011	(174)	(20,714)	(67)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Ohio Long-Term Tax-Exempt Fund

D. At February 28, 2011, the cost of investment securities for tax purposes was $859,004,000. Net unrealized depreciation of investment securities for tax purposes was $9,117,000, consisting of unrealized gains of $10,845,000 on securities that had risen in value since their purchase and $19,962,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD OHIO TAX- FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 15, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD OHIO TAX- FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 15, 2011

VANGUARD OHIO TAX- FREE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: April 15, 2011

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683, Incorporated by Reference.